Operating profit (Tables)	12 Months Ended
Dec. 31, 2022
Operating profit
Schedule of key amounts included in operating profit

	2022 £m	2021 £m	2020 £m
Advertising and promotion[1]	2,026	1,941	2,013
Distribution costs[1]	237	209	226
Separation and admission costs[1]	411	278	66
Restructuring costs	41	195	411

[1]  Reported within selling, general and administration expense.

Schedule of a breakdown of the restructuring costs by function

	2022 £m	2021 £m	2020 £m
Cost of sales	19	44	89
Selling, general and administration, and other operating expenses	25	150	314
Research and development	(3)	1	8
Total	41	195	411

	2022 £m	2021 £m	2020 £m
Cash	39	175	336
Non-cash	2	20	75
Total	41	195	411

Schedule of fees payable to the Company's auditor included in operating profit

		2022 £m	2021 £m	2020 £m
Deloitte LLP	Audit of Parent Company and Consolidated Financial Statements[1]	10	5	5
	Audit of the Company’s subsidiaries	5	6	6
	Audit services	15	11	11
	Other assurance services[2]	6	2	–
Total		21	13	11
KPMG LLP	Audit of Group Consolidated Financial Statements	14	–	–
	Audit services	14	–	–
	Other services[3]	3	–	–
Total		17	–	–

[1]  Includes £nil (2021: £0.9m, 2020: £nil) in relation to incremental audit work performed for audit opinions issued in compliance with PCAOB auditing standards in preparation for the proposed separation of the Group from GSK.

[2]  Includes £3m (2021: £2.4m, 2020 £nil) in relation to reporting accountant work performed in preparation for the proposed separation of the Group from GSK.

[3]  Other services provided by KPMG relate to permissible tax compliance and advisory services (£2.5m), other audit-related services (£0.3m) and other services (£0.2m).